Related Parties (Details) - USD ($)						1 Months Ended						12 Months Ended
	Jul. 07, 2020	Mar. 09, 2020	Aug. 13, 2018	Jun. 06, 2018	Nov. 11, 2014	Oct. 31, 2021	May 23, 2021	May 17, 2021	Apr. 02, 2020	Apr. 29, 2013	Jan. 31, 2012	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) [Line Items]
Related party transaction, description									Darren Mercer, current board member of the Company, was appointed, the interim Chief Executive Officer of the Company and was given a fee of $25 per month for his services to the Company. Effective on July 1, 2020 the board of directors approved the following consideration for Darren Mercer: (i) An annual base fee will be $495 per year and, (ii) a signing bonus of $100 and, (iii) a total annual bonus in accordance with the bonus program adopted by the Company from time-to-time with a target bonus opportunity equal to 100% of the Base Fee, With respect to a Target Bonus for a given year, the Company shall award up to 40% of such Target Bonus, as it so determines, on the basis of Mr. Mercer’s performance in the first six months of the year and up to the remaining 60% of such Target Bonus on the basis of Mr. Mercer’s performance in the remaining 6 months of the year. In addition, the Board of Directors may declare and grant a discretionary bonus for Mr. Mercer based on various targets and performance criteria to be established by the Board of Directors. The evaluation of the performance of Mr. Mercer as measured by the applicable targets and the awarding of applicable bonuses, if any, shall be at the sole discretion of the Board of Directors. On December 21, 2020, the board of directors approve additional $200 bonus. The agreement shall end on the third anniversary of the Start Date. The engagement above was formalized in the foam of independent contractor.
New employment terms, description						(i) an annual base salary fee will be $800 and, (ii) a total annual bonus in accordance with the bonus program adopted by the Company from time-to-time. The Target Bonus amount for Executive’s work in the calendar year 2021 shall be $913. Executive’s Target Bonus opportunities for his work in the calendar years 2022 and 2023 shall be $1,200. The annual bonus under this Section 3(b), if any, shall be payable at the discretion of the Company based on achievement of performance metrics to be established by the Board for each year, including, for calendar years 2022 and 2023. Such metrics shall include goals based on revenue generated Executive’s consulting businesses. Executive must be employed by the Company on the date of payment in order to earn and receive any above, except in the event of termination without Cause or resignation for Good Reason (as such terms are include In the Agreement). In addition, the Board may declare and grant a discretionary bonus for Executive based on various targets and performance criteria to be established by the Board. The evaluation of the performance of Executive as measured by the applicable targets and the awarding of applicable bonuses, if any, shall be at the sole discretion of the Board. In addition, Executive shall be entitled to Health Insurance If available on commercially reasonable terms, based on a health insurance plan to be determined in the Company’s discretion, Key Man Life Insurance (at the Company sole discretion), up to 35 (thirty-five) days of paid vacation per year, subject to the Company’s vacation policies in effect from time-to-time and to those paid public holidays set by the Company. Executive is also entitled to be reimbursed for reasonable and customary business expenses incurred by Executive during employment subject to all terms and conditions of the Company’s expense policies in effect from time to time and for an expense account of $300 for the purposes of: (i) funding an office and accommodations for use of Executive and (ii) paying Executive additional compensation at the rate of $8.33 per month during the Term, as compensation for the additional expense of living overseas for those months in which Executive works for the Company outside the United Kingdom for at least five days.
Common stock shares								6,000,000			5,000,000	20,000,000	13,000,000
Investor amount (in Dollars)												$ 140,000
Adjustment of warrants granted for services												300,000
Options granted, description								On May 17, 2021, May 23, 2021 and June 28, 2021, the Company granted 125,000, 370,000 and 245,000 options, with an exercise price of $1.41, $1.81 and $2.49, respectively, of which 310,000 options vested as of December 31, 2021.
stock-based compensation expense (in Dollars)												$ 708,000
Mr. Robert Benton [Member]
Related Parties (Details) [Line Items]
Purchase shares							80,000					80,000
Exercise price per share (in Dollars per share)							$ 1.81
Option vested							40,000
Mr. John McMillan [Member]
Related Parties (Details) [Line Items]
Purchase shares	100,000						160,000					260,000
Exercise price per share (in Dollars per share)	$ 1.41						$ 1.81
Option vested							180,000
Professor Yehezkel [Member]
Related Parties (Details) [Line Items]
Purchase shares		300,000	15,000	10,000			30,000					365,000
Granted shares										5,000
Exercise price per share (in Dollars per share)		$ 1.41	$ 1.4776	$ 1.32	$ 4.3		$ 1.81
Option vested												350,000